Subsequent Events (Details) - Forecast [Member] - USD ($) $ / shares in Units, $ in Millions	Sep. 17, 2024	Sep. 24, 2024	Sep. 13, 2024
Subsequent Events [Line Items]
Proceeds from offering (in Dollars)	$ 7.3
Warrants [Member]
Subsequent Events [Line Items]
Common warrants to purchase shares			8,980,251
Warrant exercise price (in Dollars per share)			$ 0.81
Common warrant shares			1
Warrants were exercised		5,893,829
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Common stock, shares, issued		3,890,749	8,980,251
Common stock, Par value (in Dollars per share)			$ 0.001
Class A Ordinary Shares [Member] | Warrants [Member]
Subsequent Events [Line Items]
Common warrants to purchase shares			8,980,251
Warrant exercise price (in Dollars per share)			$ 0.972